Financial Instruments	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Financial Instruments
8 FINANCIAL INSTRUMENTS
The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is the same as the carrying amount for 2020 and 2019. The Group’s cash resources and other financial assets are shown below.

€ million	30 June 2020			31 December 2019			30 June 2019
	Current	Non-current	Total	Current	Non-current	Total	Current	Non-current	Total
Cash and cash equivalents
Cash at bank and in hand	2,672	–	2,672	2,457	–	2,457	2,157	–	2,157
Short-term deposits with maturity of three months or less	2,176	–	2,176	1,693	–	1,693	1,568	–	1,568
Other cash equivalents	7	–	7	35	–	35	186	–	186

	4,855	–	4,855	4,185	–	4,185	3,911	–	3,911

Other financial assets
Financial assets at amortised cost (a)	774	129	903	578	220	798	239	260	499
Financial assets at fair value through other comprehensive income (b)	–	304	304	–	266	266	110	217	327
Financial assets at fair value through profit or loss:
Derivatives that relate to financial liabilities	69	96	165	20	114	134	411	–	411
Other (c)	257	286	543	309	274	583	153	228	381

	1,100	815	1,915	907	874	1,781	913	705	1,618

Total financial assets (d)	5,955	815	6,770	5,092	874	5,966	4,824	705	5,529

(a)
Current financial assets at amortised cost include short term deposits with banks with maturities longer than three months and loans to joint venture entities.
Non-current
financial assets at amortised cost include judicial deposit of
€
94 million (December 2019:
€
136 million) and investment in bonds of
€
nil million (December 2019:
€
56 million).

(b)	Included within non-current financial assets at fair value through other comprehensive income are equity investments of € 284 million (December 2019: € 244 million).
(c)
Included within current financial assets at fair value through profit or loss are highly liquid debt mutual funds. Included within non-current
financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US and investments in a number of companies and financial institutions in North America, North Asia, South Asia and Europe.

(d)	Financial assets exclude trade and other current receivables.
The Group is exposed to the risks of changes in fair value of its financial assets and liabilities. The following tables summarise the fair values and carrying amounts of financial instruments and the fair value calculations by category.

	Fair value			Carrying amount
€ million	As at 30 June 2020	As at 31 December 2019	As at 30 June 2019	As at 30 June 2020	As at 31 December 2019	As at 30 June 2019
Financial assets
Cash and cash equivalents	4,855	4,185	3,911	4,855	4,185	3,911
Financial assets at amortised cost	903	798	499	903	798	499
Financial assets at fair value through other comprehensive income	304	266	327	304	266	327
Financial assets at fair value through profit and loss:
Derivatives	165	134	411	165	134	411
Other	543	583	381	543	583	381

	6,770	5,966	5,529	6,770	5,966	5,529
Financial liabilities
Bank loans and overdrafts	(851)	(853)	(1,044)	(851)	(853)	(1,041)
Bonds and other loans	(28,206)	(26,525)	(26,787)	(25,837)	(25,032)	(25,390)
Lease liabilities	(1,849)	(1,919)	(1,967)	(1,849)	(1,919)	(1,967)
Derivatives	(76)	(270)	(464)	(76)	(270)	(464)
Other financial liabilities	(192)	(183)	(123)	(192)	(183)	(123)

	(31,174)	(29,750)	(30,385)	(28,805)	(28,257)	(28,985)

	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
€ million	As at 30 June 2020			As at 31 December 2019			As at 30 June 2019
Assets at fair value
Financial assets at fair value through other comprehensive income	5	4	295	7	4	255	116	4	207
Financial assets at fair value through profit or loss:
Derivatives (a)	–	268	–	–	208	–	–	448	–
Other	260	–	283	311	–	272	155	–	226
Liabilities at fair value
Derivatives (b)	–	(187)	–	–	(326)	–	–	(530)	–
Contingent Consideration	–	–	(155)	–	–	(154)	–	–	(156)

(a)	Includes € 103 million (December 2019: € 74 million, June 2019: € 37 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)	Includes € (111) million (December 2019: € (56) million, June 2019: € (66) million) derivatives, reported within trade payables, that hedge trading activities.
There were no significant changes in classification of fair value of financial assets and financial liabilities since 31 December 2019. There were also no significant movements between the fair value hierarchy classifications since 31 December 2019.
The fair value of trade receivables and payables is considered to be equal to the carrying amount of these items due to their short-term nature.
Calculation of fair values
The fair values of the financial assets and liabilities are defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Methods and assumptions used to estimate the fair values are consistent with those used in the year ended 31 December 2019.